Prepayment and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayment and Other Assets [Abstract]
Schedule of prepayment and other assets
	December 31, 2019	December 31, 2020

Prepayment for outsourced production cost	$1,912	$1,052
Prepayment for co-produced TV series	-	17,464
Advances to vendors	72	4,544
Staff advance	182	15
Others	333	116
Subtotal	2,499	23,191
Less: allowance for doubtful accounts	-	-
Prepayment and other assets, net	$2,499	$23,191
Including:
Prepayment and other current assets, net	$2,499	$2,544
Prepayment and other non-current assets, net	$-	$20,647